Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 6.3%
AppLovin Corp. - Class A (a)	8,460	$ 3,349,314
Charter Communications, Inc. - Class A (a)	6,466	937,441
EchoStar Corp. - Class A (a)(b)	18,893	1,588,712
Electronic Arts, Inc.	2,341	491,282
Netflix, Inc. (a)	51,544	3,696,220
Paramount Skydance Corp. (b)	131,869	1,049,677
Trade Desk, Inc. - Class A (a)	59,538	1,074,066
Warner Bros Discovery, Inc. (a)	38,467	1,011,682
		13,198,394

Consumer Discretionary - 7.3%
Airbnb, Inc. - Class A (a)	4,578	693,659
Best Buy Co., Inc.	1,913	165,015
Carnival Corp. Ltd.	36,272	1,008,724
Carvana Co. (a)	16,506	1,029,314
Chipotle Mexican Grill, Inc. (a)	13,500	502,470
Deckers Outdoor Corp. (a)	12,048	1,167,210
DoorDash, Inc. - Class A (a)	5,637	1,105,754
eBay, Inc.	5,085	579,741
Expedia Group, Inc.	5,315	1,566,543
Lennar Corp. - Class A	2,200	181,170
Lululemon Athletica, Inc. (a)	7,922	941,688
Norwegian Cruise Line Holdings Ltd. (a)(b)	63,955	1,185,086
NVR, Inc. (a)	27	165,970
Ralph Lauren Corp.	405	154,038
Ross Stores, Inc.	3,000	753,210
Royal Caribbean Cruises Ltd.	3,361	1,069,806
Tapestry, Inc.	2,600	396,162
Tesla Motors, Inc. (a)	2,559	796,387
TJX Cos., Inc.	10,032	1,578,435
Williams-Sonoma, Inc.	1,268	289,941
		15,330,323

Consumer Staples - 4.7%
Brown-Forman Corp. - Class B	33,150	952,399
Colgate-Palmolive Co.	7,180	655,534
Costco Wholesale Corp.	4,182	3,980,804
Dollar Tree, Inc. (a)	1,819	231,395
Estee Lauder Cos., Inc. - Class A	11,628	975,589
Kimberly-Clark Corp.	3,199	349,683
Procter & Gamble Co.	19,634	2,836,917
		9,982,321

Energy - 1.5%
APA Corp.	29,316	1,094,073
Expand Energy Corp.	2,290	215,329
Texas Pacific Land Corp.	2,375	956,127
Valero Energy Corp.	2,671	835,756
		3,101,285

Financials - 11.3%
Allstate Corp.	2,904	766,888

Ameriprise Financial, Inc.	1,295	706,863
Arch Capital Group Ltd. (a)	3,282	329,940
Ares Management Corp. - Class A (b)	7,070	905,596
Block, Inc. (a)	15,693	1,274,899
Cboe Global Markets, Inc.	1,081	335,359
Cincinnati Financial Corp.	1,300	230,984
Coinbase Global, Inc. - Class A (a)	7,980	1,167,155
Erie Indemnity Co. - Class A	304	73,580
FactSet Research Systems, Inc. (b)	339	89,225
Fiserv, Inc. (a)	21,861	1,179,182
Hartford Insurance Group, Inc.	2,500	354,775
Jack Henry & Associates, Inc.	776	119,535
Mastercard, Inc. - Class A	10,012	5,737,877
Moody's Corp.	2,010	961,544
Progressive Corp.	6,290	1,329,832
Robinhood Markets, Inc. - Class A (a)	18,486	1,600,148
T Rowe Price Group, Inc.	2,070	231,323
Travelers Cos., Inc.	1,936	724,761
Visa, Inc. - Class A	15,162	5,551,263
		23,670,729

Health Care - 10.3%
Align Technology, Inc. (a)	6,492	1,098,187
Baxter International, Inc. (b)	58,138	1,520,890
Bio-Techne Corp.	21,025	1,515,692
Centene Corp. (a)	25,112	1,562,469
Charles River Laboratories International, Inc. (a)	5,509	1,280,898
DexCom, Inc. (a)	20,420	1,704,049
Elevance Health, Inc.	2,320	871,949
Eli Lilly & Co.	879	1,009,830
Humana, Inc.	4,248	1,545,677
IDEXX Laboratories, Inc. (a)	2,603	1,455,259
Incyte Corp. (a)	1,398	167,089
Insulet Corp. (a)	5,703	942,991
Intuitive Surgical, Inc. (a)	3,451	1,219,342
IQVIA Holdings, Inc. (a)	5,014	1,178,390
Moderna, Inc. (a)(b)	28,833	1,580,625
ResMed, Inc.	1,451	306,132
Solventum Corp. (a)(b)	1,545	132,005
STERIS PLC	894	204,190
UnitedHealth Group, Inc.	2,737	1,134,213
West Pharmaceutical Services, Inc.	2,866	977,191
Zoetis, Inc.	3,973	307,073
		21,714,141

Industrials - 15.2%
3M Co.	4,843	853,724
A O Smith Corp. (b)	1,100	66,143
Automatic Data Processing, Inc.	3,871	1,031,467
Axon Enterprise, Inc. (a)	3,000	1,583,280
Broadridge Financial Solutions, Inc.	1,157	178,120
Builders FirstSource, Inc. (a)	12,998	863,587
CH Robinson Worldwide, Inc.	6,536	965,563
Cintas Corp.	3,178	650,314
Comfort Systems USA, Inc.	918	1,587,855
Delta Air Lines, Inc.	12,260	1,072,014
DuPont de Nemours, Inc.	1,767	242,033
Expeditors International of Washington, Inc.	1,463	245,623
Fastenal Co.	10,413	496,804

Fortive Corp.	3,700	219,077
GE Vernova, Inc.	5,083	5,033,644
Generac Holdings, Inc. (a)	4,138	815,641
General Electric Co.	11,000	3,960,770
Illinois Tool Works, Inc.	2,900	832,155
Jacobs Solutions, Inc.	1,108	149,503
JB Hunt Trasport Services, Inc.	790	214,683
Johnson Controls International PLC	6,511	954,903
Lockheed Martin Corp.	1,875	1,092,638
Nordson Corp.	492	146,508
Old Dominion Freight Line, Inc.	1,760	373,366
Parker-Hannifin Corp.	1,090	1,064,418
Rockwell Automation, Inc.	1,171	562,174
Southwest Airlines Co.	22,829	1,026,620
Stanley Black & Decker, Inc. (b)	10,878	1,028,841
Trane Technologies PLC	2,021	919,454
United Airlines Holdings, Inc. (a)	10,450	1,267,899
United Rentals, Inc.	927	1,000,474
Vertiv Holdings Co. - Class A	3,427	827,860
W.W. Grainger, Inc.	399	551,506
		31,878,661

Information Technology - 36.0% (c)
Accenture PLC - Class A	5,291	877,883
Adobe, Inc. (a)	4,821	1,207,227
Advanced Micro Devices, Inc. (a)	3,092	1,472,256
Akamai Technologies, Inc. (a)	7,825	901,283
Apple, Inc.	16,790	5,186,599
Applied Materials, Inc.	7,450	3,782,141
Arista Networks, Inc. (a)	7,537	1,359,298
Autodesk, Inc. (a)	1,855	434,441
Broadcom, Inc.	2,157	839,677
Ciena Corp. (a)	3,752	1,414,691
Cisco Systems, Inc.	32,040	3,716,320
Coherent Corp. (a)	4,275	1,123,855
Corning, Inc.	5,706	788,854
Crowdstrike Holdings, Inc. - Class A (a)	7,764	1,481,837
Datadog, Inc. - Class A (a)	8,178	2,191,459
Dell Technologies, Inc. - Class C	4,529	1,835,921
F5, Inc. (a)	377	151,769
Fair Isaac Corp. (a)	1,084	1,217,299
First Solar, Inc. (a)	6,073	1,281,585
Fortinet, Inc. (a)	8,907	1,442,489
Gartner, Inc. (a)	7,644	1,154,397
GoDaddy, Inc. - Class A (a)	1,100	91,014
Intel Corp. (a)	13,028	1,175,126
KLA Corp.	18,272	3,340,487
Lam Research Corp.	17,028	4,989,544
Lumentum Holdings, Inc. (a)	1,854	1,323,645
Microchip Technology, Inc.	9,505	706,126
Micron Technology, Inc.	1,913	1,574,456
Monolithic Power Systems, Inc.	602	858,470
NetApp, Inc.	2,668	476,238
NXP Semiconductors NV	3,192	731,479
ON Semiconductor Corp. (a)	14,264	1,164,085
Oracle Corp.	6,890	894,804
Palantir Technologies, Inc. - Class A (a)	8,480	1,043,549
PTC, Inc. (a)	980	134,456
QUALCOMM, Inc.	13,788	2,035,247

Sandisk Corp. (a)	3,402		4,132,852
Seagate Technology Holdings PLC	3,459		2,961,354
ServiceNow, Inc. (a)	10,342		1,150,341
Skyworks Solutions, Inc. (b)	1,381		86,009
Super Micro Computer, Inc. (a)(b)	47,838		1,358,599
Synopsys, Inc. (a)	2,419		940,410
Teradyne, Inc.	3,550		1,305,299
Texas Instruments, Inc.	7,978		2,199,854
Tyler Technologies, Inc. (a)	329		101,858
Western Digital Corp.	8,413		4,583,739
Workday, Inc. - Class A (a)	8,709		1,396,401
Zebra Technologies Corp. - Class A (a)	3,872		1,137,671
			75,754,394

Materials - 5.0%
Albemarle Corp.	6,891		810,657
CF Industries Holdings, Inc.	8,715		1,091,031
Corteva, Inc.	6,462		508,624
Dow, Inc.	27,574		835,216
Freeport-McMoRan, Inc.	16,330		1,022,748
International Flavors & Fragrances, Inc. (b)	2,800		221,816
International Paper Co.	26,561		1,084,486
LyondellBasell Industries NV - Class A	13,683		849,441
Mosaic Co.	38,454		850,603
Newmont Goldcorp Corp.	23,948		2,244,167
Smurfit Westrock PLC (b)	20,658		949,648
			10,468,437

Utilities - 1.8%
AES Corp.	70,377		1,033,135
Constellation Energy Corp.	3,144		826,086
NRG Energy, Inc.	7,135		958,159
Vistra Corp.	6,642		984,278
			3,801,658
TOTAL COMMON STOCKS (Cost $206,639,064)			208,900,343

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares		Value
Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.	19,760		1,016,652
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $890,110)			1,016,652

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	10,985,261		10,985,261
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,985,261)			10,985,261

TOTAL INVESTMENTS - 105.1% (Cost $218,514,435)			220,902,256
Liabilities in Excess of Other Assets - (5.1)%		(0.05144)	(10,807,967)
TOTAL NET ASSETS - 100.0%			$ 210,094,289

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $10,589,561.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Lunt Large Cap Multi-Factor Alternator ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 208,900,343	$ –	$ –	$ 208,900,343
Real Estate Investment Trusts	1,016,652	–	–	1,016,652
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	10,985,261
Total Investments	$ 209,916,995	$ –	$ –	$ 220,902,256

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.